DWS Tax-Exempt Portfolio Average Annual Total Returns - Tax Exempt Cash Managed Shares [Member] - Tax-Exempt Cash Managed Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		2.99%	1.45%	1.01%
Performance Inception Date	Nov. 17, 1999